Shareholder Report, Holdings (Details) - C000233024	Feb. 28, 2025
Bajaj Finance8562128
Holdings [Line Items]
Percent of Total Investments	10.20%
Reliance Industries8562186
Holdings [Line Items]
Percent of Total Investments	8.30%
Zomato8562206
Holdings [Line Items]
Percent of Total Investments	6.70%
MakeMyTrip8562211
Holdings [Line Items]
Percent of Total Investments	5.80%
Jubilant Foodworks8562170
Holdings [Line Items]
Percent of Total Investments	4.90%
PB Fintech8562183
Holdings [Line Items]
Percent of Total Investments	4.80%
FSN E-Commerce Ventures8562143
Holdings [Line Items]
Percent of Total Investments	4.70%
Jio Financial Services8562167
Holdings [Line Items]
Percent of Total Investments	4.60%
Truecaller8562209
Holdings [Line Items]
Percent of Total Investments	4.40%
Info Edge India8562161
Holdings [Line Items]
Percent of Total Investments	4.30%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Energy
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	29.30%
Financials
Holdings [Line Items]
Percent of Net Asset Value	34.70%